Schedule of Investments (unaudited)
December 31, 2025
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 91.3%
Alabama — 0.2%

Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series H	5.000%	11/1/35	$1,000,000	$1,073,623
Arizona — 2.1%
Arizona State IDA, Education Revenue, Aliante and Skye Canyon Campus Project	4.000%	12/15/51	700,000	544,049 (a)
County of Yavapai, AZ, IDA Education Revenue, Ariona Agribusiness and Equine Center Inc. Project, Series 2012	5.000%	3/1/32	200,000	200,072 (a)
Glendale, AZ, IDA Revenue, Series 2016, Refunding	5.000%	5/15/39	3,500,000	3,460,794
Maricopa County, AZ, IDA Education Revenue:
Horizon Community Learning Center Project, Series 2016, Refunding	5.000%	7/1/35	350,000	351,085
Reid Traditional Schools Project	5.000%	7/1/36	250,000	250,329
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series B, NATL	5.500%	7/1/43	1,000,000	1,185,344
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	100,000	100,035 (a)
Great Hearts Academies, Series A	5.000%	7/1/44	1,000,000	1,000,024
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.500%	12/1/29	1,900,000	2,044,855
Series 2007	5.000%	12/1/37	500,000	542,929
Total Arizona				9,679,516
California — 7.0%
California State Community Housing Agency Essential Housing Revenue:
Aster, Series A-1	4.000%	2/1/56	850,000	707,302 (a)
Fountains at Emerald Park, Series A	3.000%	8/1/56	5,975,000	4,072,292 (a)
California State MFA Revenue, Terry Manor Apartments, Series A, FNMA - Collateralized HUD Section 8	4.200%	8/1/40	3,565,000	3,647,715
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	3,500,000	3,501,636 (a)(b)
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
Anaheim Social Bond, Series A-2	3.250%	4/1/57	1,600,000	1,154,247 (a)
City of Orange, Social Bond, Series A-2	3.000%	3/1/57	2,350,000	1,595,658 (a)
Dublin, Social Bonds, Series A-2	3.000%	2/1/57	4,300,000	2,957,330 (a)
Pasadena Portfolio Social Bond, Series A-2	3.000%	12/1/56	3,250,000	2,281,185 (a)
City & County of San Francisco, CA, Community Facilities District No 1, Special Tax Revenue, Series A	4.000%	9/1/42	2,000,000	1,879,032 (a)
Los Angeles, CA, Community Facilities District, Special Tax Revenue, Series 2021	4.000%	9/1/46	1,460,000	1,318,527
Los Angeles, CA, Department of Airports Revenue:
Refunding	5.000%	5/15/46	5,000	5,519 (b)(c)
Subordinated, Los Angeles International Airport, Series C, Refunding	4.000%	5/15/35	1,500,000	1,539,511 (b)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series 2022	5.000%	7/1/46	1,000,000	1,031,960
Menifee Union School District, CA, Special Tax Revenue:
Improvement Area Five, Series 2021	4.000%	9/1/41	800,000	777,078
Improvement Area Five, Series 2021	4.000%	9/1/45	860,000	787,047
M-S-R Energy Authority, CA, Natural Gas Revenue, Series A	6.500%	11/1/39	2,250,000	2,769,986
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/35	$3,000,000	$3,250,384 (b)
Total California				33,276,409
Colorado — 3.0%
Aurora, CO, Crossroads Metropolitan District No 2, GO, Limited Tax Convertible Capital Appreciation, CAB, Series A, Refunding Step bond (0.000% to 12/1/37 then 6.250%)	0.000%	12/1/55	950,000	847,546
City & County of Denver, CO, Airport System Revenue:
Series A, Refunding	5.500%	11/15/35	2,000,000	2,262,305 (b)
Series A, Refunding	5.000%	11/15/37	1,450,000	1,574,569 (b)
Series A, Refunding	5.500%	11/15/38	2,100,000	2,344,383 (b)
Colorado State Health Facilities Authority Revenue:
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	1,255,000	1,245,250
Valley View Hospital Association Project	5.000%	5/15/45	1,000,000	1,000,348
Denver, CO, Health & Hospital Authority Revenue, Series 2025	6.000%	12/1/55	250,000	269,155
District of Vauxmont Metropolitan, CO, GO, Series 2019, Refunding, AG	3.250%	12/15/50	938,000	803,628
E-470 Public Highway Authority Revenue, CO, Series A, Refunding, NATL	0.000%	9/1/34	5,000,000	3,784,731
Total Colorado				14,131,915
Connecticut — 0.8%
Connecticut State HEFA Revenue:
Masonicare Issue, Series F, Refunding	5.000%	7/1/34	1,500,000	1,507,436
Stamford Hospital Issue, Series M, Refunding	5.000%	7/1/34	600,000	653,439
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance, Series B	4.100%	11/15/39	1,685,000	1,684,283
Total Connecticut				3,845,158
Delaware — 0.1%

Delaware State EDA Revenue, Charter Schools Revenue, Series 2022, Refunding	4.000%	6/1/42	730,000	623,322
District of Columbia — 4.7%
District of Columbia Revenue:
GO, Series A, Refunding	5.000%	1/1/45	5,000,000	5,250,748
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	2,500,000	2,554,041
Series A, Refunding	5.000%	7/1/48	1,250,000	1,250,044
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A	0.000%	10/1/37	11,000,000	6,475,053
Series B, Refunding	4.000%	10/1/36	1,490,000	1,509,175
Series B, Refunding	4.000%	10/1/37	3,140,000	3,167,784
Series B, Refunding	4.000%	10/1/44	2,055,000	1,911,863
Total District of Columbia				22,118,708
Florida — 2.7%
Capital Trust, FL, Authority Educational Facilities Revenue, Florida Tech Student Housing I LLC, Series A	5.250%	7/1/55	335,000	320,878 (a)
Charlotte County, FL, IDA Revenue, Town & Country Utilities Project, Series 2025	6.125%	10/1/55	1,500,000	1,556,970 (b)
Double Branch, FL, Community Development District, Special Assessment Revenue, Senior Lien, Series A, Refunding	4.250%	5/1/34	890,000	890,126
East Nassau Stewardship District, FL, Special Assessment Revenue, Series 2025	6.250%	5/1/56	800,000	828,681
Florida State Development Finance Corp., Educational Facilities Revenue:
Series 2021	4.000%	7/1/45	600,000	502,471
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Series 2021	4.000%	7/1/55	$750,000	$586,111
Florida State Development Finance Corp., Healthcare Facilities Revenue, Health Jacksonville Project, Refunding	5.000%	2/1/52	1,000,000	961,008
Florida State Development Finance Corp., Senior Living Revenue, Series 2021, Refunding	5.000%	6/1/51	1,300,000	1,184,361 (a)
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue, Southeast Sector Project, Series 2025	6.000%	5/1/56	525,000	542,487
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,250,000	1,332,669
Seminole County, FL, IDA Revenue:
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/36	315,000	297,736 (a)
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/41	425,000	371,148 (a)
Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/56	805,000	599,245 (a)
Galileo Schools For Gifted Learning Project, Series A	4.000%	6/15/51	830,000	637,499 (a)
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/42	830,000	374,691
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/49	2,250,000	671,860
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	4.000%	10/15/39	500,000	504,051
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.800%	5/1/55	695,000	668,507 (a)
Total Florida				12,830,499
Georgia — 2.2%
Atlanta, GA, Development Authority Revenue:
Series A	6.000%	7/1/50	100,000	103,665 (a)
Series A	6.000%	7/1/55	100,000	103,125 (a)
DeKalb County, GA, Housing Authority Revenue, Series 2024	4.000%	3/1/34	5,000,000	5,049,488
Georgia State Municipal Electric Authority, Power Revenue, Georgia Project 1, Subordinated, Series B, Refunding, BAM	5.250%	1/1/54	1,750,000	1,829,364
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series E	5.000%	6/1/31	3,300,000	3,533,012 (d)(e)
Total Georgia				10,618,654
Idaho — 0.3%

Idaho State Health Facilities Authority Revenue, Series A, Refunding	4.375%	3/1/53	1,515,000	1,440,559
Illinois — 7.3%
Chicago, IL, Board of Education, GO:
Dedicated, Series C	5.250%	12/1/39	1,500,000	1,497,415
Series A	5.000%	12/1/35	1,910,000	1,914,871
Series A	5.000%	12/1/40	1,800,000	1,765,325
Chicago, IL, GO:
Series A	6.000%	1/1/50	1,500,000	1,551,590
Series A, Refunding	4.000%	1/1/36	3,850,000	3,659,793
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series A	5.500%	1/1/55	3,825,000	3,947,655 (b)
Senior Lien, Series E, BAM	5.000%	1/1/60	1,000,000	998,864 (b)
Illinois State Finance Authority Revenue:
Bondana-Champaign, Learning Facility	5.250%	10/1/53	2,500,000	2,617,282
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/41	725,000	685,648
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/51	$1,500,000	$1,278,563
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project, Series 2023	5.000%	10/1/48	2,500,000	2,588,843
Student Housing & Academic Facilities, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	500,000	480,934
Illinois State, GO:
Series A	5.000%	12/1/31	2,870,000	2,970,818
Series B	5.250%	5/1/40	2,650,000	2,850,037
Series B	5.250%	5/1/41	1,250,000	1,335,428
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/52	2,900,000	2,497,341
St. Clair County, IL, USD:
School Facilities Improvement District No 187, GO, Series A, AG	5.000%	1/1/49	1,000,000	1,017,585
School Facilities Improvement District No 187, GO, Series A, AG	5.000%	1/1/54	1,000,000	1,012,047
Total Illinois				34,670,039
Indiana — 2.2%
Indiana State Finance Authority Revenue:
Greenwood Village South Project, Series A	5.750%	5/15/60	1,000,000	1,009,523
Wastewater Utility, CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,658,022
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,054,005
Indianapolis, IN, Local Public Improvement Bond Bank:
Series A	5.250%	2/1/54	3,500,000	3,576,851
Series B	4.125%	2/1/52	3,185,000	3,004,268
Total Indiana				10,302,669
Iowa — 1.0%
Iowa State Finance Authority Revenue, Series A, Refunding	4.000%	5/15/46	3,850,000	3,158,897
Iowa State Higher Education Loan Authority Revenue, University of Dubuque Project	6.000%	10/1/55	1,490,000	1,557,283
Total Iowa				4,716,180
Kentucky — 2.0%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	3/2/26	5,000,000	5,042,526 (d)(e)
Series B	5.000%	12/1/33	1,280,000	1,327,902
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A, Refunding	5.000%	10/1/31	1,135,000	1,150,742
University of Kentucky, Healthcare Cancer Center Parking Project, Series 2024	5.000%	10/1/43	1,700,000	1,818,475
Total Kentucky				9,339,645
Louisiana — 2.1%
Louisiana State PFA Revenue:
Calcasieu River Bridge Public-Private Partnership Project, Series 2024	5.500%	9/1/59	3,250,000	3,283,901 (b)
Ochsner Clinic Foundation Project, Series A, Refunding	5.250%	5/15/55	2,500,000	2,607,561
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	4,000,000	3,987,649 (d)(e)
Total Louisiana				9,879,111
Maryland — 0.2%

Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligated Group, Series A, Refunding	5.000%	1/1/36	750,000	761,674
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — 0.8%
Massachusetts State HFA Revenue, Series A, Refunding	5.100%	12/1/30	$590,000	$590,606 (b)
Massachusetts State Port Authority Revenue, Series B, Refunding	4.000%	7/1/46	3,500,000	3,192,692 (b)
Total Massachusetts				3,783,298
Michigan — 1.4%
Detroit, MI, GO:
Financial Recovery, Series B-1 Step bond (0.000% to 4/1/34 then 6.000%)	0.000%	4/1/44	2,137,784	1,676,198 (e)
Unlimited Tax, Series C	6.000%	5/1/43	500,000	551,311
Kentwood, MI, EDC Revenue:
Series 2021	4.000%	11/15/45	1,125,000	956,285
Series 2022, Refunding	4.000%	11/15/31	425,000	429,150
Series 2022, Refunding	4.000%	11/15/43	695,000	612,916
Michigan State Finance Authority Revenue:
Series 2015, Refunding	5.000%	12/1/45	250,000	231,744
Series 2017, Refunding	5.250%	2/1/32	1,855,000	1,868,727
Michigan State HDA Revenue, Rental Housing, Series A	4.450%	10/1/34	100,000	100,042
Total Michigan				6,426,373
Minnesota — 0.7%
Duluth, MN, EDA Revenue:
Benedictine Health System, Series A, Refunding	4.000%	7/1/31	1,000,000	968,437
Benedictine Health System, Series A, Refunding	4.000%	7/1/36	1,250,000	1,152,360
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	1,150,000	1,164,107
Total Minnesota				3,284,904
Mississippi — 0.4%

Gulfport, MS, Hospital Revenue, Series 2025	5.500%	7/1/55	1,875,000	1,948,524
Missouri — 3.4%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series A	4.000%	3/1/39	5,215,000	5,161,542 (b)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	2,700,000	2,712,337 (b)
Missouri State HEFA Revenue:
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/34	2,000,000	1,737,191
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/40	2,300,000	1,796,123
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series B, Refunding	4.000%	5/1/45	1,750,000	1,272,455
University of Health Sciences and Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/43	1,400,000	1,054,855
St. Louis Municipal Finance Corp., MO, Series 2020, AG	5.000%	10/1/45	2,250,000	2,304,527
Total Missouri				16,039,030
Nebraska — 0.6%

Omaha, NE, Public Power District, Electric System Revenue, Series A	5.250%	2/1/48	2,500,000	2,652,327
Nevada — 0.2%

Las Vegas, NV, Special Improvement District No 818, Special Assessment Revenue, Local Improvement Bonds, Series 2024	5.000%	12/1/54	1,200,000	1,166,722
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Hampshire — 1.9%
National Finance Authority Revenue, NH:
Grace Christian School Project, Series 2025	6.000%	8/1/65	$1,000,000	$1,003,058
Municipal Certificates, Series 2024-2	3.625%	8/20/39	3,361,788	3,230,558
New Hampshire State Health & Education Facilities Authority Act Revenue, Refunding	5.000%	10/1/37	4,500,000	4,527,129
Total New Hampshire				8,760,745
New Jersey — 2.1%
New Jersey State EDA Revenue:
Central Jersey College Prep Charter School Project, Series 2025	5.250%	11/1/60	430,000	426,105
Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Refunding, AG	5.000%	6/1/37	1,250,000	1,277,077
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,000,000	3,050,928 (b)
Passaic County, NJ, Improvement Authority Revenue, Paterson Arts and Science Charter School Project, Series 2023	5.375%	7/1/53	1,000,000	1,016,544
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/36	4,000,000	4,105,867
Total New Jersey				9,876,521
New Mexico — 0.8%
Farmington, NM, Revenue, Public Service Company of New Mexico San Juan Project, Series B, Refunding	2.150%	4/1/33	2,000,000	1,748,325
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series 2012, Refunding	5.000%	5/15/32	2,155,000	2,156,474
Total New Mexico				3,904,799
New York — 8.6%
New York City, NY, HDC, MFH Revenue:
Sustainable Development, Green Bonds, Series D-1B, Refunding, FHA	2.400%	11/1/50	4,000,000	2,556,458
Sustainable Development, Green Bonds, Series I-1	2.550%	11/1/45	3,075,000	2,219,037
Sustainable Development, Green Bonds, Series J	3.350%	11/1/65	5,670,000	4,186,464
New York State Liberty Development Corp., Revenue:
1 World Trade Center Project, Series 2021, Refunding	2.750%	2/15/44	5,250,000	3,994,156
4 World Trade Center Project, Green Bonds, Refunding, BAM-TCRS	3.000%	11/15/51	3,500,000	2,562,888
New York State Transportation Development Corp. Revenue:
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,000,000	1,999,925 (b)
New York State Thruway Service Area Project, Series 2021	4.000%	10/31/46	2,000,000	1,780,928 (b)
New York State Urban Development Corp. Revenue, Series A	5.000%	3/15/44	10,000,000	10,561,279
Oneida Indian Nation of New York, NY:
Series A	8.000%	9/1/40	575,000	584,616 (a)
Tax Exempt Bonds	6.000%	9/1/43	825,000	890,101 (a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 207, Refunding	5.000%	9/15/29	3,525,000	3,654,424 (b)
Triborough Bridge & Tunnel Authority, NY, Revenue, Sales Tax-MTA Bridges & Tunnels, Series A	5.250%	5/15/57	5,600,000	5,829,795
Total New York				40,820,071
North Carolina — 0.8%
North Carolina State Medical Care Commission, Health Care Facilities First Mortgage Revenue:
Series A, Refunding	4.000%	3/1/36	900,000	899,148
Series A, Refunding	4.000%	3/1/41	1,050,000	991,023
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

North Carolina — continued
North Carolina State Medical Care Commission, Retirement Facilities First Mortgage Revenue:
Series A	5.000%	10/1/39	$250,000	$261,552
Series A	5.125%	10/1/54	1,500,000	1,499,936
Total North Carolina				3,651,659
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	2,000,000	1,523,618
North Dakota State HFA Revenue, Housing Mortgage Finance, Series A	5.000%	7/1/50	500,000	505,312
Total North Dakota				2,028,930
Ohio — 1.6%
Cleveland Cuyahoga County, OH, Port Authority Revenue:
Cleveland Museum of Natural History Project, Series 2021	4.000%	7/1/46	950,000	854,577
Playhouse Square Foundation Project, Series 2018, Refunding	5.500%	12/1/53	2,500,000	2,490,690
Hamilton County, OH, Revenue, Life Enriching Communities Project, Series 2012, Refunding	5.000%	1/1/32	745,000	745,706
Ohio State Hospital Revenue:
Cleveland Clinic Health System Obligated Group, Series A, Refunding	4.000%	1/1/43	15,000	15,410 (c)
Premier Health Partners Obligated Group, Series 2020, Refunding	4.000%	11/15/41	455,000	421,464
Port of Greater Cincinnati, OH, Development Authority Revenue, Duke Energy Convention Center Project , Senior Development Revenue Bonds, Series A, Refunding	5.000%	12/1/58	2,740,000	2,806,647
Total Ohio				7,334,494
Pennsylvania — 3.8%
Allegheny County, PA, Airport Authority Revenue, Series A, AG	4.000%	1/1/46	3,500,000	3,146,667 (b)
Chester County, PA, IDA Revenue, Series A	5.000%	8/1/30	720,000	720,333
Indiana County, PA, IDA Revenue, Foundation For Indiana University Of Pennsylvania Project, Refunding, BAM	4.000%	5/1/54	1,000,000	916,336
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project, Series 2022, AG	5.750%	12/31/62	2,250,000	2,351,695 (b)
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series A	4.900%	12/1/44	5,000,000	5,044,014
Subordinated, Series A	4.000%	12/1/49	2,160,000	2,017,372
Philadelphia, PA, Authority for IDR:
Charter School Revenue, West Project, Series 2019	4.000%	6/15/29	175,000	171,968
Charter School Revenue, West Project, Series 2019	5.000%	6/15/39	500,000	486,830
University Of The Sciences Revenue Bonds, Series 2017	5.000%	11/1/47	2,350,000	2,282,411
Pittsburgh School District & Allegheny County, PA, GO, Series 2021, State Aid Withholding	3.000%	9/1/38	1,000,000	918,355
Total Pennsylvania				18,055,981
Puerto Rico — 0.9%
Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	1,550,000	1,504,068
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	4.750%	7/1/53	2,900,000	2,737,831
Total Puerto Rico				4,241,899
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Rhode Island — 0.9%
Rhode Island State Student Loan Authority Revenue, Series A	5.000%	12/1/44	$985,000	$992,810 (b)
Tobacco Settlement Financing Corp., RI, Revenue, Series B, Refunding	5.000%	6/1/50	3,250,000	3,222,696
Total Rhode Island				4,215,506
South Carolina — 2.8%
South Carolina State Jobs-EDA Hospital Facilities Revenue:
Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,300,000	1,194,608
Series A	5.500%	11/1/54	5,000,000	5,278,034
South Carolina State Public Service Authority Revenue:
Santee Cooper, Series B, Refunding	5.000%	12/1/46	2,500,000	2,606,626
Series A, Refunding	5.000%	12/1/36	4,000,000	4,028,226
Total South Carolina				13,107,494
South Dakota — 0.4%
Lincoln County, PA, IDA Revenue:
Augustana College Association Project, Series A, Refunding	4.000%	8/1/41	1,400,000	1,273,458
Augustana College Association Project, Series A, Refunding	4.000%	8/1/56	1,000,000	794,444
Total South Dakota				2,067,902
Tennessee — 3.0%
Johnson City, TN, Health & Educational Facilities Board Revenue, Tapestry at Roan Hill Project, HUD Section 8	3.600%	12/1/26	3,000,000	3,017,117 (d)(e)
Knox County, TN, Health, Educational & Housing Facility Board Revenue:
University Health System Inc., Series A-1, BAM	5.250%	7/1/49	1,250,000	1,296,754
University Health System Inc., Series A-1, BAM	5.500%	7/1/54	1,000,000	1,048,985
University Health System Inc., Series A-1, BAM	5.500%	7/1/59	1,750,000	1,834,582
Williamson County, TN, Industrial Development Board Revenue, Series 2023, HUD Section 8	5.000%	5/1/27	6,625,000	6,733,984 (d)(e)
Total Tennessee				13,931,422
Texas — 8.0%
Anna, TX, Special Assessment Revenue, Sherley Tract Public Improvement District No 2, Series 2025	5.875%	9/15/51	679,000	697,925 (a)
Arlington, TX, Higher Education Finance Corp., Education Revenue, Riverwalk Education Foundation Inc., PSF - GTD	4.500%	8/15/60	1,000,000	993,554
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	1,125,000	1,113,088 (a)
Central Texas Turnpike System Revenue, First Tier, Series A, Refunding	3.000%	8/15/40	3,550,000	3,074,108
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools, Series A, PSF - GTD	4.000%	8/15/47	1,410,000	1,309,449
Series 2024, PSF - GTD	4.500%	8/15/54	2,280,000	2,244,990
Yes Prep Public Schools Inc., PSF - GTD	4.250%	4/1/48	2,525,000	2,417,543
FW Texas Street PFC Residential Development Revenue, River District Project, Series 2025	5.000%	5/1/38	1,500,000	1,591,458
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.500%	8/1/42	500,000	534,438 (b)
First Lien, Series A	5.500%	8/1/43	400,000	423,980 (b)
First Lien, Series A	5.500%	8/1/44	550,000	578,981 (b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series A, Refunding	5.000%	6/1/28	830,000	821,814
Houston, TX, HFC Revenue, Series 2025	5.250%	10/1/54	1,250,000	1,207,344
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Irving, TX, Hotel Occupancy Tax Revenue:
Refunding	5.000%	8/15/33	$240,000	$247,388
Refunding	5.000%	8/15/34	300,000	309,359
Refunding	5.000%	8/15/36	430,000	440,555
Refunding	5.000%	8/15/39	600,000	607,206
Series 2019, Refunding	5.000%	8/15/31	100,000	103,657
Lake Houston, TX , Redevelopment Authority Revenue:
Refunding	3.000%	9/1/34	150,000	137,857
Refunding	3.000%	9/1/37	220,000	191,321
Refunding	3.000%	9/1/38	200,000	170,634
Refunding	3.000%	9/1/39	250,000	209,015
Refunding	3.000%	9/1/40	225,000	182,968
Refunding	3.000%	9/1/44	500,000	370,764
Refunding	3.000%	9/1/47	600,000	424,551
Lower Colorado River, TX, Authority Revenue, Series A, Refunding	6.000%	5/15/52	3,250,000	3,519,677
Matagorda County, TX, Navigation District No. 1, Revenue, AEP Texas Central Co., Refunding, Series A, AMBAC	4.400%	5/1/30	2,250,000	2,348,213
New Hope, TX, Cultural Education Facilities Finance Corp., Revenue:
Educational Facility, Texas A&M University, Cain Hall Redevelopment Project, Series 2018, AG	4.000%	7/1/48	1,705,000	1,508,001
Retirement Facility, Westminster Manor Project, Refunding	4.000%	11/1/55	250,000	202,338
Port Authority of Houston of Harris County, TX, Series 2023	5.000%	10/1/48	5,745,000	5,958,122
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	2,750,000	2,784,203
Texas State Community Housing & EDC Revenue, Senior Lien, Agape Helotes, Series A-1	6.250%	1/1/65	1,175,000	1,094,978 (a)
Total Texas				37,819,479
Utah — 1.2%
Utah State Building Ownership Authority, Lease Revenue, Series 2022	5.000%	5/15/41	2,960,000	3,201,673
Utah State Infrastructure Agency, Tax-Exempt Telecommunications Revenue:
Series 2021	4.000%	10/15/33	1,225,000	1,221,623
Series 2021	4.000%	10/15/41	500,000	465,079
Series 2021	3.000%	10/15/45	1,000,000	732,787
Total Utah				5,621,162
Virginia — 0.8%

Henrico County, VA, EDA Revenue, Refunding, AG	5.929%	8/23/27	3,550,000	3,675,475
Washington — 2.9%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.875%	12/1/49	3,325,000	3,686,173
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2022, Refunding	5.000%	8/1/41	2,000,000	2,107,792 (b)
Series B, Refunding	5.000%	8/1/37	1,500,000	1,627,493 (b)
Series B, Refunding	5.000%	8/1/38	3,000,000	3,238,629 (b)
Series B, Refunding	5.000%	8/1/47	1,000,000	1,019,015 (b)
Washington State HFC Revenue:
Non-Profit Housing, Blakeley and Laurel Villages Portfolio, Series A, BAM	5.250%	7/1/64	1,000,000	1,002,458 (a)
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — continued
Social Certificates, Series 2024	4.084%	3/1/50	$1,091,160	$1,070,888 (e)
Total Washington				13,752,448
West Virginia — 0.2%

Ohio County, WV, Tax Increment Revenue, The Highlands Project, Series 2024, Refunding	5.250%	6/1/53	750,000	744,921
Wisconsin — 4.8%
Public Finance Authority Revenue, WI:
Affordable Housing Multifamily Certificates, Series 2024-1	6.810%	4/28/36	1,600,000	1,650,822 (a)
Charter School Certificates, Series A	5.750%	7/1/62	1,421,350	1,487,401
Conference Center Facilities Revenue, Series A	4.000%	9/1/56	2,000,000	1,492,012 (a)
Georgia Sr 400 Express Lanes Project	5.750%	12/31/65	1,000,000	1,030,461 (b)
Georgia Sr 400 Express Lanes Project	6.500%	12/31/65	500,000	547,560 (b)
Grand Hyatt San Antonio Hotel Acquisition Project, Series A	5.000%	2/1/62	2,000,000	1,945,588
Roseman University Of Health Sciences, Refunding	4.000%	4/1/42	20,000	21,390 (a)(c)
Roseman University Of Health Sciences, Unrefunded	4.000%	4/1/42	830,000	738,192 (a)
Senior Airport Facilities, Trips Obligated Group, Series B, Refunding	5.250%	7/1/28	340,000	340,299 (b)
Series 2025, Refunding	5.250%	6/15/65	250,000	236,255
St. James Place Project, Tax Exempt Bond, Series A	6.750%	12/1/60	900,000	916,396 (a)
Student Housing, Series A	5.750%	7/1/53	2,000,000	2,008,838 (a)
Wisconsin State HEFA Revenue:
Series A	5.500%	2/15/54	2,200,000	2,313,493
Series A, Refunding	4.000%	4/1/36	7,825,000	8,051,279
Total Wisconsin				22,779,986

Total Municipal Bonds (Cost — $432,119,127)				430,999,753
Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 8.9%
Alaska — 1.4%

Alaska State Industrial Development and Export Authority Revenue, Tanana Chief Conference Project, Series 2019A	4.000%	10/1/44	6,930,000	6,437,245
Colorado — 1.4%

City and County of Denver, CO, Department of Aviation Airport Revenue, Series 2022D	5.750%	11/15/37	5,675,000	6,396,878
District of Columbia — 0.4%

Metropolitan Washington Airports Authority Revenue, Dulles Metrorail and Capital Improvement Projects	4.000%	10/1/53	2,050,000	1,775,319
Florida — 1.3%

Orange County, FL, Health Facilities Authority Revenue, Series 2022	4.000%	10/1/52	7,265,000	6,331,458
Nevada — 0.8%

Las Vegas, NV, Convention Center Authority Revenue, Series B	5.000%	7/1/43	3,900,000	3,990,129
New York — 2.6%
New York State Personal Income Tax Revenue, Green Bonds, Series 2022C	5.000%	3/15/54	7,200,000	7,386,255
Port Authority of New York and New Jersey Consolidated Bonds, Series 2018	5.000%	11/1/49	4,745,000	4,824,139
Total New York				12,210,394
Texas — 1.0%
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier Toll Revenue, Series A	5.000%	10/1/48	4,500,000	4,581,796

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $41,426,317)				41,723,219
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

 Franklin Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — 3.8%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2019-ML05 AUS	3.400%	1/25/36	$2,945,674	$2,803,862
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2024-ML22 AUS	4.547%	10/25/40	2,716,100	2,777,474 (e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily VRD Certificates, M053 A	2.550%	6/15/35	6,545,000	5,790,010
National Finance Authority Affordable Housing Certificates, 2024-1 A	4.150%	10/20/40	1,498,424	1,499,865
New Hampshire Business Finance Authority, 2024-1 A	4.250%	7/1/51	1,958,710	1,970,959
Washington State Housing Finance Commission, 2023-1 A	3.375%	4/20/37	3,229,467	3,058,062

Total Collateralized Mortgage Obligations (Cost — $18,369,197)				17,900,232
Total Investments before Short-Term Investments (Cost — $491,914,641)				490,623,204
			Shares
Short-Term Investments — 0.9%
Money Market Funds — 0.8%
Putnam Government Money Market Fund, Class P Shares (Cost — $3,856,302)	3.520%		3,856,302	3,856,302 (h)(i)
		Maturity Date	Face Amount
U.S. Treasury Bills — 0.1%
U.S. Treasury Bills (Cost — $494,112)	3.275%	1/20/26	$500,000	499,118 (j)

Total Short-Term Investments (Cost — $4,350,414)				4,355,420
Total Investments — 104.9% (Cost — $496,265,055)				494,978,624
TOB Floating Rate Notes — (6.1)%				(28,795,000)
Other Assets in Excess of Other Liabilities — 1.2%				5,790,268
Total Net Assets — 100.0%				$471,973,892

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(d)	Maturity date shown represents the mandatory tender date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $3,856,302 and the cost was $3,856,302 (Note 2).

(j)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin Municipal Income ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CWA	—	Clean Water Act
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PFC	—	Public Facilities Corporation
PSF	—	Permanent School Fund
TCRS	—	Transferable Custodial Receipts
USD	—	Unified School District
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	58	3/26	$6,997,518	$6,844,000	$153,518
See Notes to Schedule of Investments.

Franklin Municipal Income ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam Tax Exempt Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 24, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 24, 2025 are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on October 27, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things,

Franklin Municipal Income ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$430,999,753	—	$430,999,753
Municipal Bonds Deposited in Tender Option Bond Trusts	—	41,723,219	—	41,723,219
Collateralized Mortgage Obligations	—	17,900,232	—	17,900,232
Total Long-Term Investments	—	490,623,204	—	490,623,204
Short-Term Investments†:
Money Market Funds	$3,856,302	—	—	3,856,302
U.S. Treasury Bills	—	499,118	—	499,118
Total Short-Term Investments	3,856,302	499,118	—	4,355,420
Total Investments	$3,856,302	$491,122,322	—	$494,978,624
Other Financial Instruments:
Futures Contracts††	$153,518	—	—	$153,518
Total	$4,009,820	$491,122,322	—	$495,132,142

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Municipal Income ETF 2025 Quarterly Report

2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2025. The following transactions were effected in such company for the period ended December 31, 2025.

	Affiliate Value at September 30, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$—	$21,301,774	21,301,774	$17,445,472	17,445,472	—	$26,306	—	$3,856,302
Putnam Short Term Investment Fund, Class P Shares	6,471,505	13,433,687	13,433,687	19,905,192	19,905,192	—	11,912	—	—
	$6,471,505	$34,735,461		$37,350,664		—	$38,218	—	$3,856,302

Franklin Municipal Income ETF 2025 Quarterly Report